Income Tax	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the three months ended March 31, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	163	55
Charge for deferred taxation (2)	102	69
	265	124

Income from continuing operations before income tax and equity income in associates	652	358

(1) The higher current taxation is mainly due to higher earnings in Tanzania, South Africa and South America for the three months ended March 31, 2012.

(2) The higher deferred taxation in 2012 mainly relates to the reversal of timing differences in North America and the taxation rate change in Ghana from 25 percent to 35 percent, which is limited to 30 percent for AngloGold Ashanti in terms of the stability agreement between the Company and the Ghanaian government.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	9	38
Reductions for tax positions identified in prior years	-	(3)
Translation	2	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	36	29
Recognized in other non-current liabilities (1)	53	49
Balance at end of period	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2012		1
Interest accrued as at March 31, 2012		13